                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         SCSF Equities, LLC as agent for Sun Capital
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   Address:      Securities, LLC and Sun Capital Securities III, Ltd.
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                 5200 Town Center Circle
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                 Suite 600
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                 Boca Raton, FL 33486
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Form 13F File Number: 028-12343
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Satzberg
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Title:   Vice President
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Phone:   (561) 394-0550
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Signature, Place, and Date of Signing:

   /s/ Michael Satzberg               Boca Raton, FL      February 9, 2009
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             [Signature]                [City, State]          [Date]

This report is being filed by SCSF Equities, LLC, a Delaware limited liability company ("SCSF Equities") and Sun Capital Master Securities Fund III, L.P. ("Master Fund III"), a Cayman Islands exempted limited partnership. SCSF Equities is an affiliate of Sun Capital Securities Offshore Fund, Ltd., a Cayman Islands exempted company ("Sun Offshore Fund"), Sun Capital Securities Fund, LP, a Delaware limited partnership ("Sun Securities Fund"), Sun Capital Securities Advisors, LP, a Delaware limited partnership ("Sun Advisors") and Sun Capital Securities, LLC, a Delaware limited liability company ("Sun Capital Securities"). Master Fund III is an affiliate of Sun Capital Securities Offshore Fund III, Ltd., a Cayman Islands exempted company ("Sun Offshore Fund III"), Sun Capital Securities Fund III, LP, a Delaware limited partnership ("Sun Securities Fund III"), Sun Capital Securities Advisors III, L.P., a Cayman Islands exempted limited partnership ("Sun Advisors III") and Sun Capital Securities III, Ltd., a Cayman Islands exempted company ("Sun Capital Securities III"). Marc J. Leder ("Leder") and Rodger R. Krouse ("Krouse") may each be deemed to control SCSF Equities, Sun Securities Fund and Sun Advisors, as Leder and Krouse each own 50% of the membership interests in Sun Capital Securities, which in turn is the general partner of Sun Advisors, which in turn is the general partner of Sun Securities Fund, which in turn is the managing member of SCSF Equities. Leder and Krouse may each be deemed to control the Sun Offshore Fund by virtue of them being the only two directors of the Sun Offshore Fund. Sun Offshore Fund, in turn, owns a majority of the membership interests of SCSF Equities. Leder and Krouse may each be deemed to control Master Fund III by virtue of them being the only two directors of Sun Capital Securities III, which in turn is the general partner of Sun Advisors III, which in turn is the general partner of Master Fund
III. None of SCSF Equities, Sun Offshore Fund, Sun Securities Fund, Sun Advisors or Master Fund III separately exercises voting or investment discretion over the securities set forth in the information table included herein.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:         14
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Form 13F Information Table Value Total:       $77,063
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

                                                                              SHRS OR
                                                                             SH/ PUT/
                                           TITLE OF                  VALUE   (PRN AMT    INVESTMENT    OTHER   VOTING AUTHORITY
       NAME OF ISSUER                       CLASS           CUSIP   (X$1000) PRN CALL)   DISCRETION   MANAGERS SOLE/SHARED/NONE
Accuride Corporation                     Common Stock     004398103      805 3,499,102 Shared-Defined   None        Sole
American Italian Pasta Company       Class A Common Stock 027070101   25,430 1,138,300 Shared-Defined   None        Sole
ArvinMeritor Incorporated                Common Stock     043353101    1,786   626,791 Shared-Defined   None        Sole
C&D Technologies, Inc.                   Common Stock     124661109    5,907 1,887,229 Shared-Defined   None        Sole
Coleman Cable, Inc.                      Common Stock     193459302    6,747 1,489,399 Shared-Defined   None        Sole
CVR Energy, Inc.                         Common Stock     12662P108    4,752 1,188,079 Shared-Defined   None        Sole
Design Within Reach, Inc.                Common Stock     250557105    1,716 2,523,200 Shared-Defined   None        Sole
Furniture Brands International, Inc.     Common Stock     360921100   10,126 4,581,881 Shared-Defined   None        Sole
Georgia Gulf Corporation                 Common Stock     373200203    4,600 4,299,132 Shared-Defined   None        Sole
Graphic Packaging Holding Company        Common Stock     388689101    1,005   881,506 Shared-Defined   None        Sole
Modine Manufacturing Company             Common Stock     607828100    4,313   885,700 Shared-Defined   None        Sole
Nautilus, Inc.                           Common Stock     63910B102    3,277 1,482,963 Shared-Defined   None        Sole
Navistar International Corporation       Common Stock     63934E108    4,548   212,714 Shared-Defined   None        Sole
Pier 1 Imports, Inc.                     Common Stock     720279108    2,051 5,543,579 Shared-Defined   None        Sole